UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED
SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES
 EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
   X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2017      to   December 31, 2017
Date of Report (Date of earliest event reported) January 22, 2018
Commission File Number of securitizer:   025-00496
Central Index Key Number of securitizer: 0001438246
Name and telephone number, including area code, of the person to contact in connection with this filing.
               Chris White  (805) 530-5829
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) 1 [X]

1 Securitizer is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION
Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure
N/A
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).
Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1
Pursuant to Rule 15Ga-1(c)(3), securitizer is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1.  August 10, 2017 was the date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, securitizer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
PNMAC Mortgage Opportunity Fund, L.P.                (Securitizer)
Date  January 22, 2018
 /s/Vandad Fartaj                                                              (Signature)
By:         Vandad Fartaj
Title:	Senior Managing Director and Chief Capital Markets Officer of PNMAC Capital Management, LLC, its Investment Advisor